Debt and Derivative Instruments - Summary of Outstanding Fixed-Rate and Floating-Rate Debt (Details) $ in Thousands	Mar. 31, 2023 USD ($)
Including impact of derivative instruments [Member]
Debt Instrument [Line Items]
Balance Outstanding	$ 5,376,765
Contractual Weighted Average Interest Rate	2.93%
Fixed-rate debt | Excluding impact of derivative instruments [Member]
Debt Instrument [Line Items]
Balance Outstanding	$ 2,855,466
Contractual Weighted Average Interest Rate	2.32%
Fixed-rate debt | Including impact of derivative instruments [Member]
Debt Instrument [Line Items]
Balance Outstanding	$ 2,855,466
Contractual Weighted Average Interest Rate	2.32%
Floating-rate debt | Excluding impact of derivative instruments [Member]
Debt Instrument [Line Items]
Balance Outstanding	$ 2,521,299
Contractual Weighted Average Interest Rate	6.39%
Hedged floating-rate debt | Including impact of derivative instruments [Member]
Debt Instrument [Line Items]
Balance Outstanding	$ 2,028,869
Contractual Weighted Average Interest Rate	2.95%
Total fixed and hedged debt | Including impact of derivative instruments [Member]
Debt Instrument [Line Items]
Balance Outstanding	$ 4,884,335
Contractual Weighted Average Interest Rate	2.58%
Unhedged floating-rate debt | Including impact of derivative instruments [Member]
Debt Instrument [Line Items]
Balance Outstanding	$ 492,430
Contractual Weighted Average Interest Rate	6.38%